Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001355444
Registrant Name	EMBRAER S.A.
Registration File Number	333-284698
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A